Note 9 - Income Taxes - Components of Income Tax (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Federal Expense		$ 3,943,495	$ 3,629,213	$ 3,162,367
Deferred Federal Expense		793,012	222,120	625,436
Deferred Tax Expense from Tax Rate Changes	$ 2,040,946	2,040,946
Federal Income Tax Expense		6,777,453	3,851,333	3,787,803
Current State Income Tax Expense
Federal and State Income Tax Expense		$ 6,777,453	$ 3,851,333	$ 3,787,803